Share Capital - Issued and outstanding common shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning Balance (shares)	225,804,614	203,449,957
Beginning Balance	$ 308,842	$ 432,607
Issued pursuant to private placement, net of share issuance cost (shares)		22,354,657
Issued pursuant to private placement, net of share issuance cost		$ 17,412
Issued pursuant to exercise of share-based options (shares)	403,116
Issued pursuant to exercise of share-based options	$ 332
Shares repurchased and cancelled under normal course issuer bid (shares)	(1,108,920)
Shares repurchased and cancelled under normal course issuer bid	$ (958)
Ending Balance (shares)	225,098,810	225,804,614
Ending Balance	$ 141,257	$ 308,842
Share capital [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	578,853	561,441
Issued pursuant to private placement, net of share issuance cost		17,412
Issued pursuant to exercise of share-based options	490
Shares repurchased and cancelled under normal course issuer bid	(958)
Ending Balance	$ 578,385	$ 578,853